Fair Value of Measurements	12 Months Ended
Dec. 31, 2022
Fair Value of Measurements
Fair Value of Measurements

Note 10 — Fair Value of Measurements

The following table presents information about the Company’s assets and liabilities that are measured at fair value on a recurring basis as of December 31, 2022 and 2021 and indicates the fair value hierarchy of the valuation techniques that the Company utilized to determine such fair value.

December 31,2022

		Significant Other	Significant Other
	Quoted Prices in Active Markets	Observable Inputs	Unobservable Inputs
Description	(Level 1)	(Level 2)	(Level 3)
Assets - Investments held in Trust Account(1)

U.S. Treasury securities	$172,885,459	$—	$—
Money market funds(1)	$602,742	$—	$—
Liabilities
Derivative Warrant liability - Private warrants	$—	$—	$424,940

December 31,2021

		Significant	Significant
		Other	Other
	Quoted Prices in	Observable	Unobservable
	Active Markets	Inputs	Inputs
Description	(Level 1)	(Level 2)	(Level 3)
Assets - Investments held in Trust Account(1)

U.S. Treasury securities	$171,656,153	$—	$—
Liabilities
Derivative Warrant liability - Private warrants	$—	$—	$5,571,410
(1)	Includes cash balance held within the Trust Account of $1,264 and $1,153 at December 31, 2022 and 2021, respectively.

Transfers to/from Levels 1, 2, and 3 are recognized at the beginning of the reporting period. There were no transfers to/from Levels 1, 2, and 3 during the period from January 28, 2021 (inception) through December 31, 2022.

Level 1 assets include investments in U.S. government securities. The Company uses inputs such as actual trade data, quoted market prices from dealers or brokers, and other similar sources to determine the fair value of its investments.

The fair value of the Private Placement Warrants was measured at fair value using a Black-Scholes model. The estimated fair value of the Private Placement Warrants is determined using Level 3 inputs. Inherent in a Black-Scholes model is assumptions related to expected stock-price volatility, expected life, risk-free interest rate and dividend yield. The Company estimates the volatility of its common stock warrants based on implied volatility from the Company’s traded warrants and from historical volatility of select peer company’s common stock that matches the expected remaining life of the warrants. The risk-free interest rate is based on the U.S. Treasury zero-coupon yield curve on the grant date for a maturity similar to the expected remaining life of the warrants. The expected life of the warrants is assumed to be equivalent to their remaining contractual term. The dividend rate is based on the historical rate, which the Company anticipates remaining at zero.

For the year ended December 31, 2022 and for the period from January 28, 2021 (inception) through December 31, 2021, the Company recognized a gain in the statements of operations resulting from a decrease in fair value of the derivative warrant liabilities of approximately $5.1 million and $5.7 million, respectively, presented as change in fair value of derivative warrant liability in the accompanying statements of operations.

The following table provides quantitative information regarding Level 3 fair value measurements inputs at their measurement dates:

	December 31,	December 31,
	2022	2021
Exercise price	$11.50	$11.50
Share price	$9.95	$9.69
Expected term (years)	5.40	5.98
Volatility	5.50%	16.20%
Risk-free rate	3.98%	1.35%
Probability of completion of Business Combination	10.00%	100.00%
Dividend yield (per share)	0.00%	0.00%

The change in the fair value of the derivative warrant liabilities, measured using Level 3 inputs, for the year ended December 31, 2022 and for the period from January 28, 2021 (inception) through December 31, 2021, is summarized as follows:

Derivative warrant liability at December 31, 2021	$5,571,410
Change in fair value of derivative warrant liability	(5,146,470)
Derivative warrant liability at December 31, 2022	$424,940

Derivative warrant liability at January 28, 2021 (inception)	$—
Issuance of Private Placement Warrants	10,551,330
Issuance of Private Placement Warrants (over-allotment)	685,920
Change in fair value of derivative warrant liability	(5,665,840)
Derivative warrant liability at December 31, 2021	$5,571,410